Equity-Accounted Investees - Singulex (Details) € in Thousands, $ in Millions			12 Months Ended
	May 17, 2016 USD ($)	May 17, 2016 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Movement in the investments in equity-accounted investees
Balance at 1 January			€ 114,473	€ 226,905
Balance at 31 December			1,869,020	114,473
Singulex, Inc.
Equity Accounted Investees
Acquisitions	$ 50	€ 44,107
Ownership interest (as a percent)	19.33%	19.33%
Pre-money valuation | $	$ 200
Movement in the investments in equity-accounted investees
Balance at 1 January			€ 0	19,256
Share of other comprehensive income / translation differences				538
Losses for Impairment				(19,794)
Balance at 31 December				€ 0